Annual Total Returns ((Columbia Multi-Advisor International Equity Fund Z), (Columbia Multi-Advisor International Equity Fund), Class Z Shares)	0 Months Ended
Jul. 01, 2011
(Columbia Multi-Advisor International Equity Fund Z) | (Columbia Multi-Advisor International Equity Fund) | Class Z Shares
Bar Chart Table:
Annual Return 2001	(20.66%)
Annual Return 2002	(14.53%)
Annual Return 2003	34.34%
Annual Return 2004	17.98%
Annual Return 2005	14.08%
Annual Return 2006	25.33%
Annual Return 2007	14.47%
Annual Return 2008	(46.96%)
Annual Return 2009	31.55%
Annual Return 2010	8.99%